FINANCIAL INSTRUMENTS (Impact of Derivative Instruments on Total Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Loss (gain) on derivative instruments	$ 796	$ 33	$ (189)